Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-42005
Entity Registrant Name	ZOOZ Power Ltd.
Entity Central Index Key	0001992818
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	4B Hamelacha St.
Entity Address, City or Town	Lod
Entity Address, Country	IL
Entity Address, Postal Zip Code	7152008
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,912,223
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1309
Auditor Name	Kesselman & Kesselman
Auditor Location	Jerusalem, Israel
Ordinary Shares, nominal value NIS 00286 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.00286 per share
Trading Symbol	ZOOZ
Security Exchange Name	NASDAQ
Warrants To Purchase Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	ZOOZW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4B Hamelacha St.
Entity Address, City or Town	Lod
Entity Address, Country	IL
Entity Address, Postal Zip Code	7152008
City Area Code	(972)
Local Phone Number	(8) 6805566
Contact Personnel Name	Boaz Weizer
Contact Personnel Fax Number	(972) (8) 6425032
Contact Personnel Email Address	boaz.weizer@zoozpower.com